Income taxes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 29, 2025	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Tax Credit Carryforward [Line Items]
Valuation allowance	$ 29,225	$ 29,225	$ 26,149
Current tax payable	0	$ 0	$ 0	$ 0
Financing Interest Expense	8,100
Minimum [Member]
Tax Credit Carryforward [Line Items]
Open tax year		2018
Maximum [Member]
Tax Credit Carryforward [Line Items]
Open tax year		2025
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	55,100	$ 55,100
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member] | Tax Year 2030 [Member]
Tax Credit Carryforward [Line Items]
Capital losses	3,400	3,400
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	$ 1,600	$ 1,600